UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/15 - 04/30/16

Item 1 - Attach shareholder report
Bullfinch Fund, Inc.





3909 Rush Mendon Road
Mendon, New York 14506

(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)






Unrestricted Series

Greater Western New York Series









Semi-Annual Report
April 30, 2016
(Unaudited)



Management's Discussion of Fund Performance

June 30, 2016
Dear Fellow Shareholders:

We are very proud to present the April 2016 Semi-Annual
Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted
Series and the Greater Western New York Series.

Since the close of our last fiscal year (October 31, 2015), we have seen the market do the ol' dipsy-doodle roller coaster ride, going down in January and February only to make an almost full recovery by the end of April. All told, while our funds have experienced a similar wave and past performance can never be used to predict future results, we're happy to report both beat the broader markets and our benchmark, soundly ending the period in positive territory.

We can explain this by once again trumpeting our focus on maintaining a certain downside discipline when it comes to portfolio management. We're not looking to create a revolving door with a lot of buying and selling (you know what that means in terms of tax implications). Instead, we diligently analyze our portfolio candidates with carefully determined buy and sell prices. We even have a "mid-term" sell price that suggests the price we might want to pare back a holding if it experiences a short-term run-up. This is downside risk in action.

The economy remains sluggish. Still, the Federal Reserve nudged up interest rates ever so slightly (and, as we told you in our annual report, the market responded negatively). We don't expect any major positive news on the economic front until at least the presidential election next fall.

In terms of individual stock performance, the Unrestricted Series was led by Mattel, Edwards Lifesciences, NVIDIA, and Fastenal, all up by more than 20%. In all, for the period, nearly two-thirds of the stocks in our portfolio surpassed the market in performance and only two of them suffered losses in excess of our benchmark. Underperforming companies included Tessera Technologies, Cognizant Technology Solutions, Intel, and CDI Corp. In an environment where the market is essentially flat to down, the fact the Unrestricted Series was up more than 4.5% in the period is something we're quite proud of.

In the Greater Western New York Series, Mattel, National Fuel Gas, Servotronics, Frontier Communications, and Fastenal, led the pack with returns in excess of 20% each. In addition, 14 other stocks were up more than double digits. Unfortunately, six stocks performed less than our benchmark, including four that were down more than 20% (Greatbatch, Ultralife, Computer Task Group, and Moog). Despite these laggards, the Greater Western New York Series was up more than 1.9% for the period, a fact of which we are also proud of.

The market continues to reward astute individual stock pickers.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/05 to 4/30/16. These changes are then compared to a $10,000 investment in the Value Line Geometric Index.
The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The
VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The
VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance.
Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Bullfinch Fund Inc.           Value Line
Unrestricted Series (Solid) vs. Geometric Index (Dashed)


6/30/2005          $10,000                        $10,000
6/30/2006          $10,130                        $10,710
6/30/2007          $12,009                        $12,494
6/30/2008          $10,748                        $ 9,417
10/31/2008         $ 8,870                        $ 6,498
10/31/2009         $ 9,379                        $ 7,117
10/31/2010         $11,051                        $ 8,617
10/31/2011         $12,166                        $ 8,553
10/31/2012         $12,782                        $ 8,959
10/31/2013         $15,875                        $11,953
10/31/2014         $18,259                        $12,504
10/31/2015         $19,506                        $11,801
4/30/2016          $20,027                        $10,694

Annualized
Returns Ending   Bullfinch Fund Inc.   Value Line
4/30/2016   Unrestricted Series   Geometric Index

One - Year   +  2.67%      -    9.38%
Five - Year   +  9.95%      +   2.77%
Ten - Year   +  6.79%      +   0.30%

Bullfinch Fund Inc.              Value Line
Greater WNY Series (Solid) vs. Geometric Index (Dashed)

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index


6/30/2005          $10,000                        $10,000
6/30/2006          $11,057                        $10,710
6/30/2007          $12,442                        $12,494
6/30/2008          $11,176                        $ 9,417
10/31/2008         $ 9,540                        $ 6,498
10/31/2009         $ 9,211                        $ 7,117
10/31/2010         $11,608                        $ 8,617
10/31/2011         $12,725                        $ 8,553
10/31/2012         $13,444                        $ 8,959
10/31/2013         $17,451                        $11,953
10/31/2014         $19,399                        $12,504
10/31/2015         $19,952                        $11,801
4/30/2015          $20,289                        $10,694

Annualized
Returns Ending   Bullfinch Fund Inc.   Value Line
4/30/2016   Greater WNY Series   Geometric Index

One - Year   +   1.69%      -     9.38%
Five - Year   +   8.51%      +    2.77%
Ten - Year   +   6.09%      +    0.30%





UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
April 30, 2016
(UNAUDITED)












































UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
Identified Cost of $4,660,673         $ 7,266,051

Cash and Cash Equivalents                   988,944

Accrued Interest and Dividends              6,872

Prepaid Expenses                     4,270

Total Assets                     $ 8,266,137


LIABILITIES AND NET ASSETS

LIABILITIES
Accrued Expenses                       $      13,377


NET ASSETS
Net Assets (Equivalent to $ 19.53 per share based
on 422,620.464 shares of stock outstanding)       8,252,760

Total Liabilities and Net Assets        $ 8,266,137



COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   422,620.464 Shares Outstanding          $ 6,022,713

Accumulated Net Investment Loss & Realized Loss
from Securities Transactions           (375,331)

Net Unrealized Appreciation on Investments      2,605,378


Net Assets at April 30, 2016               $ 8,252,760



UNRESTRICTED SERIES(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
APRIL 30, 2016 (UNAUDITED)


            Historical
   Shares       Cost     Value

Level 1 - Common Stocks - 88.02%

*  ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

Computers - Software - 13.33%
  Adobe Systems Inc.*     3,250       84,678     306,215
  Microsoft Corp.     6,200     151,626     309,194
  Oracle Corp.           5,500       56,122     219,230
  Synopsis, Inc.*          5,600     115,460     266,112
                 407,886  1,100,751

Medical Products and Supplies - 10.62%
   Edwards Lifesciences*  5,500      184,878     584,155
  Johnson & Johnson      2,400     136,714      268,992
  Medtronic Inc.       300        22,863        23,745
                   344,455     876,892
Semiconductors - 8.08%
  Cree Inc.*         6,800      207,660     166,668
  Intel Corp.    5,000        85,564     151,400
  NVIDIA Corp.    5,300        92,323     188,309
  Tessera Technologies    5,600        96,089     160,832
                  481,636    667,209
Internet Services - 5.83%
  Amazon.com Inc.*   730        145,358     481,501

Commercial Services - 4.74%
    CDI Corporation*     20,100       162,055      143,715
    Paychex, Inc.        4,750      130,496      247,570
                            292,551       391,285

Retail - Specialty - 4.53%
  Fastenal Co.       4,800        83,684       224,592
  Zumiez Inc.*         8,900      193,235       149,342
                     276,919       373,934
Leisure & Recreational - 4.45%
   Mattel Inc.       11,800        293,934       366,862

Computers - Networking - 3.56%
  Cisco Systems, Inc. 10,700         160,238       294,143

Telecommunications - 3.52%
  AT&T Corp.       3,800          134,073      147,516
  Verizon           2,800          136,812      142,632
                          270,885      290,148

Pharmaceuticals - 3.18%
   Mylan Inc.*       6,300          363,525       262,773



                Historical
   Shares      Cost       Value

Level 1 - Common Stocks - 88.02%

Insurance  - 3.18%
  Gallagher Arthur J & Co.  5,700      138,298        262,428

Electrical Equipment - 3.18%
  Corning Inc.         7,300        66,773         136,291
  General Electric Co.    4,100     77,607         126,075
                   144,380         262,366
Information Services - 2.76%
  Cognizant Tech. Solutions* 3,900   239,188       227,643

Oil & Related - 2.71%
   Total SA ADR      4,400      227,558         223,300

 Retail - General - 2.67%
  Fred's Inc. Class A  15,000       152,560       220,050

Consumer - Electronics - 2.37%
  Canon Inc.     7,000        241,870          195,510

Tobacco Products - 2.12%
  Universal Corp. VA    3,200     120,756        174,560

Food Processing - 1.87%
   Sensient Technologies   2,300    44,669         154,675

Biotech - 1.57%
  Meridian Bioscience, Inc. 6,800    118,878      129,948

Electronics Components - 1.33%
  TE Connectivity Ltd.       1,850       50,371      110,038

Aerospace - 1.28%
  AAR Corporation      4,400        83,191    105,776

Industrial Services - 1.14%
  Expeditors Int'l Washington 1,900  61,567      94,259

Total Investments in Securities    4,660,673     7,266,051

Level 1 - Cash & Equivalents - 11.98%

Schwab Money Market          988,944
7 Day Yield .05%

Total Invested Assets                $4,660,673         $8,254,995


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
APRIL 30, 2016 (UNAUDITED)



Table of Industries

Industry                  Market Value         Percent

Aerospace                  $     105,776             1.28%
Biotech                  $     129,948             1.57%
Commercial Services      $     391,285             4.74%
Computers - Networking    $     294,143             3.56%
Computers - Software       $  1,100,751           13.33%
Consumer - Electronics   $     195,510           2.37%
Electrical Equipment    $     262,366             3.18%
Electronics Components  $     110,038             1.33%
Food Processing          $     154,675             1.87%
Industrial Services      $       94,259             1.14%
Information Services    $     227,643         2.76%
Insurance              $     262,428             3.18%
Internet Services      $     481,501             5.83%
Leisure & Recreational  $     366,862              4.45%
Medical Products & Supplies  $     876,892            10.62%
Oil & Related         $     223,300               2.71%
Pharmaceuticals        $     262,773             3.18%
Retail - General       $     220,050             2.67%
Retail - Specialty     $     373,934             4.53%
Semiconductors         $     667,209             8.08%
Telecommunications     $     290,148            3.52%
Tobacco Products       $     174,560             2.12%
Total Equities         $  7,266,051           88.02%

Cash & Equivalents (7 day yield .05%)  $  988,944     11.98%

Total Invested Assets      $  8,254,995         100.00%



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 1, 2015 TO APRIL 30, 2016,
AND FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013
(UNAUDITED)

     04/2016       10/2015      10/2014      10/2013
INVESTMENT INCOME:
   Dividends & Interest Income
$ 58,066   $ 126,739     $   97,659     $ 108,000

EXPENSES:
   Adviser Fees
39,553        78,972        69,293       59,091
   Legal and Professional
9,179       13,702        13,072          13,259
   Director's Fees
1,000        1,200           1,200         1,600
   D&O/E&O
4,223        8,483        8,280            8,156
   Fidelity Bond
939             922             921       0
   Taxes
2,553         3,582             450            454
  Telephone
20            104      134     40
  Registration Fees
850      0        1,550         2,297
  Custodian Fees
3,892         3,667    3,932       3,475
  Travel
329        0             0         1,189
   Dues and Subscriptions
1,824         2,036         2,084        2,142
Total expense
64,362     112,668     100,916           91,703
Net investment income (loss)
(6,296)     14,071     (3,257)    16,297

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from securities transactions
0      707,162     365,726        246,936
  Unrealized appreciation (depreciation)
during the period
 286,377    (236,482)     569,374      955,907
  Net gain on investments
286,377       470,680    935,100     1,202,843
CHANGE IN NET ASSETS FROM OPERATIONS
$ 280,081    $ 484,751     $ 931,843      $1,219,140

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM NOVEMBER 1, 2015 TO APRIL 30, 2016,
AND FOR THE YEARS ENDED OCTOBER 31, 2015, 2014
AND 2013 (UNAUDITED)

        04/2016      10/2015      10/2014      10/2013
CHANGE IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss)
$   (6,296)  $  14,071    $    (3,257)     $  16,297
    Net realized gain from securities transactions
0     707,162                365,726      246,936
    Net change in unrealized appreciation
(depreciation) of investments
286,377           (236,482)      569,374      955,907
 Change in net assets from operations
280,081        484,751    931,843    1,219,140

CAPITAL SHARE TRANSACTIONS:
   Sales      473,063     277,982     305,239     355,503
   Redemptions   (133,182) (257,393) (396,817)  (208,578)
Distribution to shareholders from:
  Distribution of capital gains
(707,089)   (365,722)      (246,936)      (143,777)
  Distribution of ordinary income
(14,067)    0       (16,284)        (19,498)
  Reinvested dividend distributions
721,156     365,722     263,220          163,275
Total capital share transactions
339,881      20,589      (91,578)       146,925
Increase in net assets
619,962              505,340      840,265    1,366,065

NET ASSETS:
  Beginning of period
7,632,798           7,127,458    6,287,193    4,921,128
  End of period
$8,252,760       $7,632,798     $7,127,458   $6,287,193

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2016 (UNAUDITED)

NOTE A - SCOPE OF BUSINESS

 The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment Company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S.
Government securities maturing within five years.

 NOTE B - SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES

Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents- Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at
fair value and is in compliance with FASB ASC 820-10-50.
Securities traded on national securities exchanges or the
NASDAQ National Market System are valued daily at the
closing prices of the securities on those exchanges and
securities traded on over-the-counter markets are valued
daily at the closing bid prices. Short-term and money
market securities are valued at amortized cost, which
approximates market value.
 ASSETS AT FAIR VALUE AS OF:
  04/30/16
  LEVEL 1
COMMON STOCKS                 $7,266,051
CASH & EQUIVALENTS        $   988,944
TOTAL INVESTED ASSETS   $8,254,995

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

 Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

 Distributions to Shareholders - Distributions to shareholders
are recorded on the ex-dividend date.   The Series made a
distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock. The Series made a distribution of its capital gains of $246,936 to its shareholders on December 27, 2013, in the form of stock dividends equal to 12,715.543 shares of stock. The Series made a distribution of its ordinary income of $16,284 to its shareholders on October 22, 2014, in the form of stock dividends equal to 839.797 shares of stock. The Series made a distribution of its capital gains of $365,722 to its shareholders on December 26, 2014, in the form of stock dividends equal to 17,971.591 shares of stock.
The Series made a distribution of its ordinary income of $14,067 to its shareholders on December 29, 2015, in the form of stock dividends equal to 722.839 shares of stock.
The Series made a distribution of its capital gains of $707,089 to its shareholders on December 29, 2015, in the form of stock dividends equal to 36,335.515 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes.
Dividend income is recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2015 to April 30, 2016, the Series purchased $0 of common stock. During the same period, the Series sold $0 of common stock.

For the year ended October 31, 2015, the Series purchased
$1,178,829 of common stock. During the same period, the Series sold $801,493 of common stock. The Series also sold a 700,000 par value Treasury Bill.

For the year ended October 31, 2014, the Series purchased
$537,014 of common stock. During the same period, the Series sold $785,410 of common stock. The Series also purchased a 700,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased
$368,637 of common stock. During the same period, the Series sold $418,874 of common stock

 At April 30, 2016, the gross unrealized appreciation for all securities totaled $2,871,519 and the gross unrealized depreciation for all securities totaled $266,141, or a net unrealized appreciation of $2,605,378. The aggregate cost of securities for federal income tax purposes at April 30, 2016 was $4,660,673.

At October 31, 2015, the gross unrealized appreciation for all securities totaled $2,567,820 and the gross unrealized depreciation for all securities totaled $248,819, or a net unrealized appreciation of $2,319,001. The aggregate cost of securities for federal income tax purposes at October
31, 2015 was $4,677,211.

At October 31, 2014 the gross unrealized appreciation for all securities totaled $2,557,164 and the gross unrealized depreciation for all securities totaled $1,681, or a net unrealized appreciation of $2,555,483. The aggregate cost of securities for federal income tax purposes at October 31, 2014 was $3,481,351.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $2,017,509 and the gross unrealized depreciation for all securities totaled $31,409, or a net unrealized appreciation of $1,986,100. The aggregate cost of securities for federal income tax purposes at October
31, 2013 was $3,364,393.


NOTE D - INVESTMENT ADVISER AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2015 to April 30, 2016, and the years ended October 31, 2015, October 31, 2014 and
October 31, 2013, the fund paid investment adviser fees of $39,553, $78,972, $69,293, and $59,091, respectively.

On April 30, 2016, the fund had $6,897 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.

NOTE F - CAPITAL SHARE TRANSACTIONS

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


Shares      Amount

Balance at October  31, 2012  320,529.717  $ 4,093,523
     Shares Sold during  2013  22,094.358     355,503
     Shares Redeemed during  2013      (12,513.333) (208,578)
     Reinvestment of Distributions, December 29, 2012
10,489.486      163,275
     Balance at October 31, 2013
340,600.228      $ 4,403,723
     Shares Sold during 2014
15,685.035               305,239
     Shares Redeemed during 2014
(20,720.660)                         (396,817)
     Reinvestment of Distributions, December 27, 2013
12,715.543                    246,936
     Reinvestment of Distributions, October 22, 2014
     839.797               16,284
     Balance at October 31, 2014
 349,119.943          $ 4,575,365

     Shares Sold during 2015
 13,322.543               277,982
     Shares Redeemed during 2015
  (12,501.965)                         (257,393)
     Reinvestment of Distributions, December 26, 2014
17,971.591                  365,722
     Balance at October 31, 2015
   367,912.112          $ 4,961,676


     Shares Sold during period
25,047.559               473,063
     Shares Redeemed during period
(7,397.561)                         (133,182)
     Reinvestment of Distributions, December 29, 2015
37,058.354        721,156
     Balance at April 30, 2016 422,620.464  $ 6,022,713


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2015 TO APRIL 30, 2016,
FOR THE YEARS ENDED OCTOBER 31, 2015, 2014, 2013, 2012,
AND 2011 (UNAUDITED)


04/2016          10/2015          10/2014        10/2013
        10/2012         10/2011

NET ASSET VALUE, beginning of period  $20.75       $20.42
$18.46          $15.35          $14.62            $13.28

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss) (0.01)       0.04        (0.01)
              0.05            (0.02)               0.01
    Net gain on securities both realized and unrealized 0.75
   1.34        2.74        3.57         0.76            1.33
Total from investment operations  0.74      1.38         2.73
            3.62              0.74                1.34

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Distribution of capital gains    (1.92)   (1.05)     (0.72)
            (0.45)              0.00               0.00
   Distribution of ordinary income   (0.04)       0.00   (0.05)
   (0.06)  (0.01)         0.00
Total Stock dividend distributions   (1.96)     (1.05)     (0.77)
            (0.51)             (0.01)              0.00


NET ASSET VALUE, end of period   $19.53    $20.75     $20.42
           $18.46          $15.35           $14.62

NET ASSETS, end of period $8,252,760 $7,632,798 $7,127,458
$6,287,193     $4,921,128     $4,606,704



Actual**        Actual           Actual            Actual
 Actual          Actual
RATIO OF EXPENSES TO AVERAGE
NET ASSETS*      0.83%**          1.48%           1.51%
1.63%         1.73%           1.82%

RATIO OF NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS*  (0.08)%**        0.19%          (0.05)%
    0.29%          (0.14)%         0.07%

PORTFOLIO TURNOVER RATE*  0.00%**        10.55%          11.74%
         6.54%             7.23%        11.37%

TOTAL RETURN       4.55%             6.83%         15.02%
        24.20%             5.06%        10.09%

*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2015 to April 30, 2016.



GREATER WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
APRIL 30, 2016
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)


ASSETS

Investments in Securities, at Fair Value, Identified Cost
of $ 860,489                             $ 1,619,662

Cash and Cash Equivalents                    200,930

Accrued Interest and Dividends                   1,487

Prepaid Expenses                              474

Total Assets                                 $ 1,822,553


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                 $      2,459


NET ASSETS

Net Assets (Equivalent to $20.83 per share based
on 87,389.568 shares of stock outstanding)           1,820,094

Total Liabilities and Net Assets               $ 1,822,553


COMPOSITION OF NET ASSETS

 Shares of Common Stock - Par Value $.01;
     10,000,000 Shares Authorized,
     87,389.568 Shares Outstanding                   $  1,170,443

Accumulated Net Investment Loss & Realized Loss
from Securities Transactions           (109,522)

Net Unrealized Appreciation on Investments               759,173

Net assets at April 30, 2016                           $ 1,820,094


GREATER WESTERN NEW YORK SERIES(A SERIES WITHIN
BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
APRIL 30, 2016 (UNAUDITED)

      Historical
   Shares       Cost     Value

Level 1 - Common Stocks - 88.96%
*  ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

Electrical Equipment - 9.26%
  Corning, Inc.         2,200    26,502      41,074
  General Electric Co.  1,450      35,248      44,587
  Ultralife Corporation*  17,400      65,037      82,998
                126,787    168,659
Medical Products & Supplies - 8.05%
  Bristol-Myers Squibb Co. 1,000       21,938      72,180
  Greatbatch  Inc.*    850       17,417      29,580
  Johnson & Johnson       400       22,617          44,832
                              61,972        146,592
Telecommunications - 7.16%
  AT&T Corp.              950        33,705          36,879
  Frontier Communications   10,400        48,863         57,824
  Verizon Communications     700        34,210         35,658
                               116,778       130,361
Airlines - 6.25%
  Southwest Airlines Co. 2,550       46,848        113,756

Aerospace - 6.17%
  Harris Corporation     500        24,989    40,005
  Moog, Inc. Class A*      637        15,976    31,124
  Northrop Grumman          200          2,294    41,252
                43,259       112,381
Leisure & Recreational - 5.12%
  Mattel Inc.    3,000         74,704         93,270

Electronics Components - 4.99%
  Astronics Corp.*       1,297          3,025        47,924
  IEC Electronics Corp.* 4,518     6,984        19,066
  TE Connectivity Ltd      400        10,904        23,792
      20,913        90,782
 Banking & Finance - 4.56%
  Community Bank System    1,200        23,452         47,484
  M &T Bank Corp.         300        29,839         35,496
               53,291         82,980
Automotive - 3.99%
  Monro Muffler Brake Inc. 1,050        12,443         72,681

Utilities - Natural Resources - 3.81%
  National Fuel Gas Co. 1,250        50,833        69,375

Computers - Distributors - 3.74%
  Ingram Micro Inc.*    1,950       45,446         68,153

  Real Estate & Related - 3.50%
   Sovran Self Storage     600       22,310        63,732


      Historical
   Shares       Cost      Value

Level 1 - Common Stocks - 88.96%

Foods & Beverages - 3.43%
  Constellation Brands Inc.   400         2,509        62,424

Railroads - 3.22%
  Genesee & Wyoming Class A*  900         2,522         58,599

Steel - 2.91%
  Gibraltar Industries Inc.*  2,000        25,111        52,900

Commercial Services - 2.79%
    Paychex, Inc.             975        25,852        50,817

Retail - Specialty - 2.06%
  Fastenal Co.                 800        13,954         37,432

Computers - Software - 1.97%
  Oracle Corporation     900    12,070        35,874

Computers - Services - 1.69%
  Computer Task Group Inc.    6,000       33,877      30,840

Metal Fabrication & Hardware - 1.42%
  Graham Corporation          1,400        15,140        25,914

Environmental Services - 1.20%
  Ecology & Environment   2,000        25,398         21,810

Instruments - 0.75%
  Taylor Devices*        877           4,394         13,567

Office Equipment - 0.74%
  Xerox Corporation      1,400        17,816         13,440

Machinery - 0.09%
  Columbus McKinnon Corp. 100          2,344           1,651

Industrial Materials - 0.05%
  Servotronics, Inc.      100             937              862

Health Care Service Provider - 0.04%
  VirtualScopics Inc.*    200          2,981              810

 Total Investments in Securities     860,489     1,619,662

Level 1 - Cash & Equivalents - 11.04%
Schwab Money Market                      200,930
7 Day Yield .05%

Total Invested Assets         $ 860,489    $1,820,592


GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
APRIL 30, 2016 (UNAUDITED)


Table of Industries

Industry                  Market Value         Percent

Aerospace                 $      112,381             6.17%
Airlines                  $     113,756               6.25%
Automotive                $       72,681             3.99%
Banking & Finance         $       82,980             4.56%
Commercial Services       $       50,817             2.79%
Computers - Distributors   $       68,153              3.74%
Computers - Services       $       30,840             1.69%
Computers - Software        $       35,874             1.97%
Electrical Equipment        $     168,659             9.26%
Electronics Components     $       90,782             4.99%
Environmental Services     $       21,810              1.20%
Foods & Beverages           $       62,424             3.43%
Health Care Service Provider   $            810       0.04%
Industrial Materials        $            862           0.05%
Instruments                  $       13,567             0.75%
Leisure & Recreational       $       93,270             5.12%
Machinery                  $         1,651             0.09%
Medical Products & Supplies   $     146,592             8.05%
Metal Fabrication & Hardware    $       25,914             1.42%
Office Equipment               $       13,440             0.74%
Railroads                  $       58,599             3.22%
Real Estate & Related        $       63,732             3.50%
Retail - Specialty            $       37,432             2.06%
Steel                     $       52,900             2.91%
Telecommunications         $     130,361             7.16%
Utilities - Natural Resources    $       69,375             3.81%
Total Equities                  $  1,619,662              88.96%

Cash & Equivalents (7 day yield .05%)      $     200,930    11.04%

Total Invested Assets        $ 1,820,592               100.00%










GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH
FUND, INC.)
STATEMENTS OF OPERATIONS
 FOR THE PERIOD FROM NOVEMBER 1, 2015 TO APRIL 30, 2016, AND
FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013 (UNAUDITED)

   4/2016   10/2015   10/2014    10/2013
INVESTMENT INCOME:
   Dividends & Interest Income $ 8,863  $ 27,423
$ 21,749 $ 16,882

 EXPENSES:
   Adviser Fees      9,989      20,657    19,210  15,688
   Legal and Professional  1,051  1,770  1,485    1,473
   Director's Fees  1,000    1,200    1,200        1,600
   D&O/E&O         469          943          920           906
   Fidelity Bond      104      102        102            0
   Taxes         300          455         450           455
   Telephone      20    104           134           40
   Registration Fees  75     0      1,685      23
   Custodian Fees      1,350     1,375      1,626     1,195
   Travel                329     0        0         132
   Dues and Subscriptions   1.024   1,236   1,284    1,342
Total expense            15,711    27,842  28,096  22,854
Net investment income (loss) (6,848)    (419)   (6,347) (5,972)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from securities transactions
529                 (118)      180,453             (4,630)
   Unrealized appreciation during the period
21,307              50,028           1,812           357,908
   Net gain on investments
   21,836              49,910       182,265           353,278

CHANGE IN NET ASSETS FROM OPERATIONS
$ 14,988           $ 49,491     $ 175,918        $ 347,306

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM NOVEMBER 1, 2015 TO APRIL 30, 2016,
AND FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013 (UNAUDITED)

4/2016  10/2015  10/2014  10/2013
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)
$ (6,848)       $    (419)         $ (6,347)       $ (5,972)
   Net realized gain (loss) from securities transactions
529              (118)         180,453            (4,630)
   Net change in unrealized appreciation of investments
 21,307           50,028              1,812          357,908
  Change in net assets from operations
 14,988           49,491          175,918          347,306

CAPITAL SHARE TRANSACTIONS:
   Sales
29,720          58,745             58,733    113,714
   Redemptions
(3,417)     (103,694)  (14,657)           (8,233)
  Distribution to shareholders from:
     Distribution of capital gains
(6,100)     (180,452)                      0                     0
    Distribution of Ordinary Income
(5,115)            0                      0                     0
     Reinvested dividend distributions
11,215        180,452                        0                    0
Total capital share transactions
26,303         (44,949)            44,076          105,481
Increase in net assets
41,291             4,542           219,994          452,787

NET ASSETS:
   Beginning of period
       1,778,803       1,774,261       1,554,267     1,101,481
   End of period
      $1,820,094     $1,778,803     $1,774,261      $1,554,267



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2016 (UNAUDITED)

NOTE A - SCOPE OF BUSINESS

      The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2:  Significant other observable inputs other than Level
1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents- Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF:  04/30/16

LEVEL 1
COMMON STOCKS                 $1,619,662
CASH & EQUIVALENTS            $  200,930
TOTAL INVESTED ASSETS         $1,820,592

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

      Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code
(the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

    Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its capital gains of $180,452 to its shareholders on December
26, 2014, in the form of stock dividends equal to 8,638.179 shares of stock The Series made a distribution of its ordinary income of $5,115 to its shareholders on December 29, 2015, in the form of stock dividends equal to 246.371 shares of stock The Series made a distribution of its capital gains of $6,100 to its shareholders on December 29, 2015, in the form of stock dividends equal to 293.831 shares of stock

      Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date .

      Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

     For the period from November 1, 2015 to April 30, 2016, the
Series purchased $38,365 of common stock. During the same period, the Series sold $2,094 of common stock

For the year ended October 31, 2015, the Series purchased $78,314 of common stock. During the same period, the Series sold $88,636 of common stock. The Series also sold a 150,000 par value Treasury Bill.

     For the year ended October 31, 2014, the Series purchased
$307,725 of common stock. During the same period, the Series sold $228,311 of common stock. The Series also purchased a 150,000 par value Treasury Bill.

     For the year ended October 31, 2013, the Series purchased
$0 of common stock. During the same period, the Series sold
$23,897 of common stock.

     At April 30, 2016, the gross unrealized appreciation for all securities totaled $ 794,219 and the gross unrealized depreciation for all securities totaled $35,046, or a net unrealized appreciation of $759,173. The aggregate cost of securities for federal income tax purposes at April 30, 2016 was $860,489.

     At October 31, 2015, the gross unrealized appreciation for all securities totaled $776,925 and the gross unrealized depreciation for all securities totaled $39,059 or a net unrealized appreciation of $737,866. The aggregate cost of securities for federal income tax purposes at October 31, 2015 was $831,669.

      At October 31, 2014, the gross unrealized appreciation for all securities totaled $706,359 and the gross unrealized depreciation for all securities totaled $18,521, or a net unrealized appreciation of $687,838. The aggregate cost of securities for federal income tax purposes at October 31, 2014 was $846,468.

    At October 31, 2013, the gross unrealized appreciation for all securities totaled $717,010 and the gross unrealized depreciation for all securities totaled $30,986 or a net unrealized appreciation of $686,024. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $587,639.


 NOTE D - INVESTMENT ADVISER AGREEMENT

  Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

     During the period from November 1, 2015 to April 30, 2016, and the years ended October 31, 2015, October 31, 2014 and October 31, 2013, the fund paid investment adviser fees of $9,989, $20,657, $19,210, and $15,688 respectively.

      On April 30, 2016 the fund had $1,708 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.

 NOTE F - CAPITAL SHARE TRANSACTIONS

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                     Shares            Amount

Balance at October 31, 2012      70,941.089         $ 847,865

 Shares sold during  2013         6,650.966           113,714
 Shares redeemed during 2013       (494.809)           (8,233)
 Balance at October 31, 2013     77,097.246         $ 953,346

 Shares sold during  2014         2,750.651            58,733
 Shares redeemed during 2014       (677.171)          (14,657)
 Balance at October 31, 2014     79,170.726         $ 997,422

Shares sold during 2015           2,771.844            58,745
Shares redeemed during 2015      (5,015.858)        (103,694)
Shares issued as 12/26/14 Stock Dividend
                                 8,638.179           180,452
Balance at October 31, 2015     85,564.891        $1,132,925

Shares sold during period        1,448.912            29,720
Shares redeemed during period     (164.437)           (3,417)
Shares issued as 12/29/15 Stock Dividend
                                   540.202            11,215
Balance at April 30, 2016       87,389.568        $1,170,443


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2015 TO APRIL 30, 2016, FOR THE YEARS
 ENDED OCTOBER 31, 2015, 2014, 2013, 2012, AND 2011 (UNAUDITED)


04/2016          10/2015          10/2014        10/2013
 10/2012         10/2011

NET ASSET VALUE, beginning of period                    $20.79
    $22.41            $20.16          $15.53           $14.70
  $13.41

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)               (0.08)
     0.00               (0.08)           (0.08)             (0.11)
            (0.13)
    Net gain on securities both realized and unrealized
    0.25                0.65                 2.33              4.71
            0.94                1.42
Total from investment operations            0.17               0.65
             2.25              4.63                0.83
       1.29

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Distribution of capital gains
 (0.07)              (2.27)               0.00             0.00
          0.00                  0.00
   Distribution of ordinary income           (0.06)
  0.00                0.00             0.00               0.00
            0.00
Total   Stock dividend distributions        (0.13)             (2.27)
           0.00             0.00               0.00
  0.00

NET ASSET VALUE, end of period   $20.83           $20.79
      $22.41         $20.16          $15.53             $14.70

NET ASSETS, end of period                                    $1,820,094
   $1,778,803      $1,774,261     $1,554,267   $1,101,480      $954,159


Actual**        Actual           Actual            Actual
 Actual          Actual
RATIO OF EXPENSES TO AVERAGE
NET ASSETS*     0.89%**           1.54%           1.68%             1.74%
          1.97%           2.00%

 RATIO OF EXPENSES TO AVERAGE
NET ASSETS BEFORE REIMBURSEMENT*      0.89%**           1.54%
1.68%             1.74%            1.97%           2.06%

RATIO OF NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS*                                     (0.39)%**
(0.02)%         (0.38)%           (0.45)%         (0.72)%         (0.91)%

PORTFOLIO TURNOVER RATE*                        0.12%**          4.34%
       13.65%              0.00%            0.05%          1.91%

TOTAL RETURN        1.94%              2.85%          11.16%
   29.81%             5.65%          9.62%
*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2015 to April 30, 2016.



ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/15     4/30/16 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00   $ 1,045.50        0.83%         $  4.21
Greater Western
   New York Series       1,000.00     1,019.40        0.89%         $  4.46
HYPOTHETICAL+
Unrestricted Series      1,000.00     1,025.00        0.83%         $  4.17
Greater Western
   New York Series       1,000.00     1,025.00        0.89%         $  4.47

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 55  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Betsy Kay Carosa, 56    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 57   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 56   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

Jerome C. Lojacono, 56   Director       Term of Office:  Founder                 2            N/A
  6499 Poplar Court                     N/A              Jerome C. Lojacono
  East Amherst,                         Length of Time   Enterprises
  NY   14051                            Served:
                                        Since 2016

William E.J. Martin, 56 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 71    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Lois Irwin, 64         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 56 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2015     10/31/2014

            Audit Fees              $13,125          $12,790

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 1,245          $ 1,215
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1) Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191;
                    Form N-1A filed on October 30, 2003 with
                    Accession Number 0001038199-02-000005).

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 30, 2016



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 30, 2016